Summary of Significant Accounting Policies - Summary of Property and Equipment and Estimated Useful Lives Using the Straight Line Method (Detail)	12 Months Ended
Dec. 31, 2020
Medical equipment and equipment under finance leases [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	6 years
Furniture and fittings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	9 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	over term of lease
Minimum [Member] | Computer and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	4 years
Maximum [Member] | Computer and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years